SCHEDULE OF ALLOWANCE FOR EXPECTED CREDIT LOSS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Credit Loss [Abstract]
Balance at beginning, January 1		$ (275,000)
Allowance for expected credit losses	(383,105)		$ (137,000)
Written-off as uncollectible		275,000
Balance at end, December 31,	$ (383,105)		$ (275,000)